Consolidated Statements of Shareholders' Equity (Deficiency) - CAD	Capital Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance at Nov. 30, 2014	CAD 18,941,067	CAD 31,119,930	CAD 284,421	CAD (45,436,054)	CAD 4,909,364
Balance, shares at Nov. 30, 2014	23,456,611
Share issuance cost (Note 10)	CAD (78,166)				(78,166)
Stock options to employees		417,818			417,818
DSU's to non-management board members		29,056			29,056
Shares issued for options exercised (Note 11)	CAD 300,689	(132,907)			CAD 167,962
Shares issued for options exercised (Note 11), shares	91,000				91,000
Proceeds from at-the-market financing (Note 10)	CAD 1,290,168				CAD 1,290,168
Proceeds from at-the-market financing (Note 10), shares	471,439
Issuance of shares on exercise of warrants (Note 14)	CAD 1,027,304	(464,804)			562,500
Issuance of shares on exercise of warrants (Note 14), shares	225,000
Net loss				(7,436,388)	(7,436,388)
Ending balance at Nov. 30, 2015	CAD 21,481,242	30,969,093	284,421	(52,872,442)	(137,686)
Balance, shares at Nov. 30, 2015	24,244,050
Share issuance cost (Note 10)	CAD (1,002,655)	(158,736)			(1,161,391)
Stock options to employees		2,261,444			2,261,444
DSU's to non-management board members		31,628			31,628
Shares issued for options exercised (Note 11)	CAD 87,259	(34,391)			CAD 52,868
Shares issued for options exercised (Note 11), shares	27,500				27,500
Proceeds from at-the-market financing (Note 10)	CAD 3,469,449				CAD 3,469,449
Proceeds from at-the-market financing (Note 10), shares	1,471,260
Proceeds from issuance of shares and warrants (Note 10 & 14)	CAD 4,764,777	1,175,190			5,939,967
Proceeds from issuance of shares and warrants (Note 10 & 14)	3,689,270
Issuance of shares on exercise of warrants (Note 14)	CAD 1,030,719	(330,066)			700,653
Issuance of shares on exercise of warrants (Note 14), shares	357,912
Modification of convertible debt (Note 7)		102,909			102,909
Net loss				(10,143,577)	(10,143,577)
Ending balance at Nov. 30, 2016	CAD 29,830,791	34,017,071	284,421	(63,016,019)	1,116,264
Balance, shares at Nov. 30, 2016	29,789,992
Share issuance cost (Note 10)		(685,319)	(108,912)		(794,231)
Stock options to employees		1,749,999			1,749,999
DSU's to non-management board members		30,355			30,355
Shares issued for options exercised (Note 11)	CAD 1,100	642			CAD 1,742
Shares issued for options exercised (Note 11), shares	2,000				2,000
Proceeds from at-the-market financing (Note 10)	CAD 2,541,640				CAD 2,541,640
Proceeds from at-the-market financing (Note 10), shares	1,108,150
Proceeds from issuance of shares and warrants (Note 10 & 14)	CAD 3,257,445	742,555			4,000,000
Proceeds from issuance of shares and warrants (Note 10 & 14)	3,636,364
Cost of warrants issued to placement agent (Note 14)		(86,196)	86,196		0
Issuance of shares on exercise of warrants (Note 14)	CAD 430,573	(106,315)			324,258
Issuance of shares on exercise of warrants (Note 14), shares	168,009
Modification of convertible debt (Note 7)		273,796			273,796
Net loss				(8,857,440)	(8,857,440)
Ending balance at Nov. 30, 2017	CAD 35,290,034	CAD 36,685,387	CAD 284,421	CAD (71,873,459)	CAD 386,383
Balance, shares at Nov. 30, 2017	34,704,515